OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Capitalized fulfillment costs	$ 3,615	$ 6,334
Agent receivables	3,585	4,433
Advances	1,669	701
Claims receivables	1,543	810
Bunker receivables on time charter-out contracts	14,779	5,827
Other receivables	7,963	13,393
Other current assets	33,154	31,498
Allowance for credit losses and doubtful accounts	$ 25	$ 0